BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 6) (Face.com (formerly known as Vizi Information Labs Ltd.)) In Millions, unless otherwise specified	1 Months Ended
	Aug. 31, 2010 USD ($)	Aug. 31, 2010 RUB
Equity method investment
Ownership interest acquired (as a percent)	18.40%	18.40%
Purchase consideration	$ 3.0	92.0